Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Changes In Accumulated Other Comprehensive Income By Components	The following table displays the changes in accumulated other comprehensive income (loss), net of taxes, in the amount of $26,299, $113,365 and $(66,259), for the years ended December 31, 2022, 2021 and 2020, respectively, by components:

	Unrealized gains (losses) on derivative instruments	Unrealized gains (losses) with respect to pension and post-retirement benefit plans	Foreign currency translation differences	Total
Balance as of January 1, 2020	$6,807	$(106,305)	$(45,465)	$(144,963)
Other comprehensive income (loss) before reclassifications	11,798	(57,359)	2,014	(43,547)
Amount reclassified from accumulated other comprehensive income (loss)	(39,280)	16,568	—	(22,712)
Net current-period other comprehensive income (loss)	(27,482)	(40,791)	2,014	(66,259)
Balance as of January 1, 2021	$(20,675)	$(147,096)	$(43,451)	$(211,222)
Other comprehensive income (loss) before reclassifications	100,900	47,229	(5,795)	111,519
Amount reclassified from accumulated other comprehensive income (loss)	(29,655)	686	—	1,846
Net current-period other comprehensive income (loss)	71,245	47,915	(5,795)	113,365
Balance as of January 1, 2022	$50,570	$(99,181)	$(49,246)	$(97,857)
Other comprehensive income (loss) before reclassifications	(138,485)	127,673	(15,743)	(26,555)
Amount reclassified from accumulated other comprehensive income (loss)	51,481	2,656	(1,283)	52,854
Net current-period other comprehensive income (loss)	(87,004)	130,329	(17,026)	26,299
Balance as of December 31, 2022	$(36,434)	$31,148	$(66,272)	$(71,558)

Schedule Of Estimated Useful Life Of Assets
Depreciation is calculated by the straight-line method over the estimated useful life of the assets at the following annual rates:

%
Buildings and leasehold improvements (*)	2%-20%
Instruments, machinery and equipment	8%-32%
Office furniture and other	7%-12%
Motor vehicles and airplanes	12%-17%	(Mainly 15%)
(*) Leasehold improvements are amortized generally over the term of the lease or the useful life of the assets, whichever is shorter.
Income Statement Impact of Cumulative Catch-Up Adjustments
The aggregate cumulative catch-up adjustment in EAC estimates on significant contracts had the following favorable/ (unfavorable) impact on the Company's operating results:

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Cost of revenues, net	$(38,000)	$(8,300)	$(45,700)
Percentage of cost of revenues(*)	(0.92)%	(0.21)%	(1.33)%
Net income	$(32,700)	$(7,200)	$(39,400)
Diluted earning per share	$(0.73)	$(0.16)	$(0.89)
(*) Percentage of cost of revenues during 2020 excludes impairment of assets related to the COVID-19 impact (see Note 1C).
Schedule of Disaggregation of Revenue
Disaggregation of revenue:

Revenue by products and services was as follows:

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Revenue from sale of products	$5,105,921	$4,845,020	$4,312,010
Service revenue	405,628	433,501	350,562
	$5,511,549	$5,278,521	$4,662,572

Revenue by transfer type was as follows:

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Over time	$3,478,768	$3,418,605	$3,243,785
Point in time	2,032,781	1,859,916	1,418,787
	$5,511,549	$5,278,521	$4,662,572
Note 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

S.    REVENUE RECOGNITION (Cont.)

Revenue by customers was as follows:

	Year Ended December 31, 2022	Year Ended December 31, 2021
Israel Government Authorities (1,2)	$998,123	$1,114,048
US Government (2)	1,041,843	1,115,914
Other Governments	2,933,560	2,540,795
Commercial sales and other	538,023	507,764
	$5,511,549	$5,278,521
(1) Including U.S. Foreign Military Financing sales
(2) Including indirect sales

Schedule Of Warranty Liability
Changes in the Company’s provision for warranty, which is included mainly in other payables and accrued expenses in the balance sheet, are as follows:

	2022	2021
Balance, at January 1	$198,938	$224,355
Warranties issued during the year	20,250	39,993
Reduction due to expired warranties or claims during the year	(122,022)	(112,634)
Additions resulting from acquisitions	468	47,224
Reduction due to deconsolidation of a subsidiary	(4,484)	—
Balance, at December 31	$93,150	$198,938

Schedule Of Assets And Liabilities Measured At Fair Value On Recurring Basis
Assets and liabilities measured at fair value on a recurring basis are summarized below:

Fair value measurement at December 31, 2022 using:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description of Assets
Foreign currency derivatives	$—	$83,759	$—
Premises evacuation building input index receivable	—	—	57,447
Investments elected to be accounted for using the fair value method	—	—	54,469
Liabilities
Contingent purchase obligation	—	—	(49,591)
Foreign currency derivatives	—	(136,043)	—
Cross-currency interest rate swap		(26,018)	—
Total	$—	$(78,302)	$62,325

Fair value measurement at December 31, 2021 using:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description of Assets
Foreign currency derivatives	$—	$87,878	$—
Cross-currency interest rate swap	—	27,286	—
Premises evacuation building input index receivable	—	—	51,791
Investments elected to be accounted for using the fair value method	—	—	61,244
Liabilities
Contingent purchase obligation	—	—	(85,579)
Foreign currency derivatives	—	(40,815)	—
Total	$—	$74,349	$27,456